Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	$ (42)	$ (36)
Underfunded plans-Noncurrent	(1,231)	(1,793)
Pension and other employee benefits	360	133
Current liabilities.
Other employee-related benefits, Current	(11)	(72)
Pension and other employee benefits, Current	(42)	(460)
Amounts reported as Current liabilities held for sale	0	(424)
Non-current liabilities
Other employee-related benefits, Noncurrent	(149)	(186)
Pension and other employee benefits, Noncurrent	(1,231)	(1,792)
Funded status, difference of benefit obligation and plan assets
ABO	9,310	11,981
Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(22)	(374)
Underfunded plans-Noncurrent	(993)	(1,510)
Switzerland | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	13	3,769
ABO	13	3,769
Fair value of plan assets	9	3,588
Switzerland | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	13	3,769
ABO	13	3,769
Fair value of plan assets	9	3,588
International | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	5,131	7,346
ABO	5,056	7,156
Fair value of plan assets	4,120	5,643
International | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	5,008	7,228
ABO	4,942	7,054
Fair value of plan assets	4,004	5,537
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	359	132
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	8,742	10,435
Defined pension benefits | Switzerland
Defined Benefit Plan Amounts Recognized in Balance Sheet
Amounts reported as assets and liabilities held for sale	0	(78)
Funded status-overfunded (underfunded)	263	(119)
Funded status, difference of benefit obligation and plan assets
PBO	3,870	4,308	$ 3,993
Fair value of plan assets	4,133	4,189	3,879
Defined pension benefits | Switzerland | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	267	62
Defined pension benefits | Switzerland | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	0	(78)
Underfunded plans-Noncurrent	(4)	(103)
Defined pension benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Amounts reported as assets and liabilities held for sale	0	(277)
Funded status-overfunded (underfunded)	(919)	(1,632)
Funded status, difference of benefit obligation and plan assets
PBO	5,527	7,878	7,429
Fair value of plan assets	4,608	6,246	5,866
Defined pension benefits | International | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	92	71
Defined pension benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(22)	(295)
Underfunded plans-Noncurrent	(989)	(1,408)
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	1	1
Other postretirement benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(9)	(14)
Underfunded plans-Noncurrent	(89)	(96)
Other postretirement benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Amounts reported as assets and liabilities held for sale	0	(5)
Funded status-overfunded (underfunded)	(98)	(110)
Funded status, difference of benefit obligation and plan assets
PBO	98	110	$ 120
Other postretirement benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(9)	(14)
Underfunded plans-Noncurrent	$ (89)	$ (96)